Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities [Abstract]
Other-than-temporary impairments on fixed maturity securities	$ (30,873)	$ (31,920)	$ (128,834)
Other Than Temporary Impairments On Fixed Maturity Securities Transferred To Other Comprehensive Loss	3,924	2,045	16,045
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(26,949)	(29,875)	(112,789)
Impairment Losses On Equity Securities	(4,116)	(32)	(11,058)
Available-for-sale Securities, Gross Realized Gains	132,045	100,957	113,872
Available-for-sale Securities, Gross Realized Losses	(26,996)	(28,730)	(72,987)
Other Impairment Losses And Change In Mortgage Loan Provision	(10,238)	(5,976)	(8,471)
Deriviatives And Other Investments Net	(99,802)	175,686	125,581
Realized Investment Gains (Losses)	$ (36,056)	$ 212,030	$ 34,148